Income Taxes - Reconciliation of unrecognized tax benefits (UTB) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal, State and Foreign Tax
Gross UTB Balance at January 1	$ 319	$ 381	$ 583
Additions based on tax positions related to the current year	119	67	77
Additions for tax positions of prior years	149	43	140
Reductions for tax positions of prior years	(38)	(66)	(399)
Settlements (UTB decreases)	(3)	(95)	(4)
Reductions due to lapse of applicable statute of limitations	(16)	(11)	(16)
Gross UTB Balance at December 31	$ 530	$ 319	$ 381